Pension obligations (Narrative) (Details) - Pension obligations [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Year	Dec. 31, 2021
Statements [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 4,847
Weighted average duration of defined benefit obligation	16 years 2 months 12 days	19 years 2 months 12 days
Actuarial assumption of discount rates [Member]
Statements [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (10,667)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 12,078
Actuarial assumption of expected rates of salary increases [Member]
Statements [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,406
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,267)
Actuarial assumptions of life expectancy [Member]
Statements [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 980
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,018)
Active members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	18 years 3 months 18 days	21 years
Deferred members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	17 years 6 months	23 years 6 months
Retired members [Member]
Statements [Line Items]
Weighted average duration of defined benefit obligation	8 years 2 months 12 days	10 years